FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of September 30, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—96.5%
545/350 Lago Mar East Development, Ltd.	(l)	Real Estate Management & Development	14.5% PIK (14.5% Max PIK)		8/15/28	$12,391	$12,548	$12,747
545/350 Lago Mar East Development, Ltd.	(g)(l)	Real Estate Management & Development	14.5% PIK (14.5% Max PIK)		8/15/28	2,167	2,167	2,229
Accupac, LLC	(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+300 PIK, 6.0% PIK (6.0% Max PIK)	2.0%	12/31/29	45,883	45,023	41,409
Accupac, LLC	(g)(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+300 PIK, 6.0% PIK (6.0% Max PIK)	2.0%	12/31/29	3,134	3,134	2,828
Aircraft Performance Group, Inc.	(l)	Software & Services	S+575	3.0%	12/27/29	22,828	22,478	22,828
Alegeus Technologies Holdings Corp.	(l)	Health Care Equipment & Services	S+675	1.0%	11/5/29	29,663	29,032	29,218
All Day AcquisitionCo, LLC	(l)	Consumer Services	S+650	1.5%	4/30/30	31,360	30,732	31,086
All Day AcquisitionCo, LLC	(g)(l)	Consumer Services	S+650	1.5%	4/30/30	3,443	3,443	3,412
ANCILE Solutions, Inc.	(e)(l)	Software & Services	S+1000	1.0%	6/11/26	30,508	30,508	31,499
APTIM Corp.	(e)	Commercial & Professional Services	S+750	0.0%	5/23/29	27,500	27,500	27,363
Array Midco, Corp.	(l)	Commercial & Professional Services	S+650	3.0%	12/31/29	29,192	28,632	28,097
Array Midco, Corp.	(g)(l)	Commercial & Professional Services	S+650	3.0%	12/31/29	3,359	3,359	3,233
Arrow Purchaser, Inc.	(e)	Consumer Discretionary Distribution & Retail	S+675	1.0%	4/15/26	12,271	12,270	11,596
Ascena Retail Group, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail		0.8%	8/21/22	35,525	11,795	129
By Light Professional IT Services, LLC	(l)	Software & Services	S+550	1.0%	7/15/31	20,451	20,572	20,144
By Light Professional IT Services, LLC	(g)(l)	Software & Services	S+550	1.0%	7/15/31	1,549	1,549	1,526
CCS Acquisition, LLC	(l)	Health Care Equipment & Services	S+550	1.0%	12/30/30	17,981	17,697	17,981
CCS Acquisition, LLC	(g)(l)	Health Care Equipment & Services	S+550	1.0%	12/30/30	4,929	4,929	4,929
CircusTrix Holdings, LLC	(l)	Consumer Services	S+675	1.0%	7/18/28	37,133	37,133	37,760
CircusTrix Holdings, LLC	(g)(l)	Consumer Services	S+675	1.0%	7/18/28	2,151	2,151	2,176
Claros Mortgage Trust, Inc.	(e)	Financial Services	S+450	0.5%	8/9/26	20,130	19,308	19,500
Core Health & Fitness, LLC	(l)	Consumer Services	S+800	3.0%	6/18/29	39,500	38,687	40,883
Crusoe Energy Systems, LLC	(l)	Software & Services	16.0%		1/5/29	21,956	22,342	22,505
Domain Timberlake Note Issuer, LLC	(l)	Real Estate Management & Development	S+650	1.0%	12/20/29	23,200	23,223	23,577
Firmus Metal Singapore Pte. Ltd.	(l)	Software & Services	S+1100	3.0%	6/12/29	12,603	12,603	12,603
Firmus Metal Singapore Pte. Ltd.	(g)(l)	Software & Services	S+1100	3.0%	6/12/29	4,500	4,500	4,500
First Brands Group, LLC	(e)(i)(p)(r)	Automobiles & Components	S+500	1.0%	3/30/27	19,713	19,506	7,171
First Brands Group, LLC	(i)(p)(r)	Automobiles & Components	S+500	1.0%	3/30/27	21,230	19,592	7,324
Future Pak, LLC	(l)	Materials	S+650	2.0%	3/21/30	19,300	18,945	18,914

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Grass Valley USA, LLC	(l)	Technology Hardware & Equipment	S+700, 2.5% PIK (2.5% Max PIK)	3.0%	3/20/29	$17,634	$17,243	$17,634
Grass Valley USA, LLC	(g)(l)	Technology Hardware & Equipment	S+700, 2.5% PIK (2.5% Max PIK)	3.0%	3/20/29	4,427	4,427	4,427
IXS Holdings, Inc.	(e)	Automobiles & Components	S+550	1.0%	9/5/29	29,196	28,618	29,172
KIK ASS Products, Inc.	(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+650	1.5%	11/13/27	12,355	11,916	12,355
KIK ASS Products, Inc.	(g)(l)	Pharmaceuticals, Biotechnology & Life Sciences	S+650	1.5%	11/13/27	7,440	7,440	7,440
Lance East Holdings Pty Ltd.	(l)	Consumer Services	S+750	3.0%	8/20/28	24,721	23,505	23,485
LaserShip, Inc.	(e)(i)(p)	Transportation	S+150, 7.0% PIK (7.0% Max PIK)	0.8%	8/10/29	22,481	7,095	6,857
LifeScan Global Corp.	(e)	Health Care Equipment & Services	S+650	0.0%	12/31/26	35,214	32,518	33,982
LogRhythm, Inc.	(l)	Software & Services	S+750	1.0%	7/2/29	29,091	28,346	28,000
LogRhythm, Inc.	(g)(l)	Software & Services	S+750	1.0%	7/2/29	2,909	2,909	2,800
LR Orion Bidco Ltd.	(l)	Software & Services	S+525	0.0%	11/22/31	15,137	15,268	15,458
LR Orion Bidco Ltd.	(g)(l)	Software & Services	SA+275	0.0%	5/22/31	£1,607	2,013	2,013
LR Orion Bidco Ltd.	(g)(l)	Software & Services	S+550	0.0%	11/22/31	$2,242	2,242	2,290
Management Health Systems, LLC	(l)	Health Care Equipment & Services	S+625	1.0%	12/31/27	26,434	26,204	26,302
MASSiv Brands, LLC	(l)	Consumer Durables & Apparel	10.0%, 5.0% PIK (5.0% Max PIK)		7/2/30	38,475	37,750	37,946
Maverick Gaming, LLC	(e)(i)(p)	Consumer Services	S+950 PIK (S+950 Max PIK)	1.0%	6/5/28	14,846	15,705	8,537
MLN US Holdco, LLC	(e)(i)(p)	Technology Hardware & Equipment	S+200, 6.0% PIK (6.0% Max PIK)	1.0%	6/20/30	302	259	215
Monitronics International, LLC	(e)(s)	Commercial & Professional Services	S+750	3.0%	6/30/28	42,955	42,958	43,008
Mountaineer Merger Corp.	(e)(l)(s)	Consumer Discretionary Distribution & Retail	S+100, 7.0% PIK (7.0% Max PIK)	0.8%	6/14/30	2,099	2,099	2,099
Mountaineer Merger Corp.	(e)(l)(s)	Consumer Discretionary Distribution & Retail	S+800	0.8%	6/14/30	2,527	2,527	2,527
Neovia Logistics, LP	(e)	Transportation	S+900, 0.0% PIK (9.0% Max PIK)	0.5%	11/1/27	52,701	50,327	52,833
New WPCC Parent, LLC	(l)(s)	Health Care Equipment & Services	S+950	2.0%	5/9/30	10,268	10,268	10,268
Olibre Borrower, LLC	(l)	Consumer Durables & Apparel	S+550	1.0%	1/3/30	27,790	27,305	27,547
OmniMax International, LLC	(l)	Capital Goods	S+575	1.0%	12/6/30	39,800	39,199	39,104
Onbe, Inc.	(l)	Financial Services	S+550	1.0%	7/25/31	26,798	26,333	26,630
Phoenix Rehabilitation and Health Services, Inc.	(l)	Health Care Equipment & Services	14.0% PIK (14.0% Max PIK)	1.0%	9/29/30	24,853	24,241	24,356
Phoenix Rehabilitation and Health Services, Inc.	(g)(l)	Health Care Equipment & Services	S+600	1.0%	9/29/30	7,648	7,648	7,532
Powerhouse Intermediate, LLC	(l)	Commercial & Professional Services	S+1225 PIK (S+1225 Max PIK)	1.0%	1/12/27	36,814	36,192	36,722

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Pretium PKG Holdings, Inc.	(e)	Materials	S+375, 1.3% PIK (1.3% Max PIK)	1.0%	10/2/28	$22,765	$22,526	$22,722
Project Granite Buyer, Inc.	(l)	Insurance	S+575	0.8%	12/31/31	10,354	10,121	10,238
Project Granite Buyer, Inc.	(g)(l)	Insurance	S+575	0.8%	12/31/30	1,606	1,606	1,589
Project Granite Buyer, Inc.	(g)(l)	Insurance	S+575	0.8%	12/31/31	962	962	951
Pyxus Holdings, Inc.	(e)	Food, Beverage & Tobacco	S+800	1.5%	12/31/27	20,390	18,126	19,819
Recovery Solutions Parent, LLC	(l)(s)	Health Care Equipment & Services	S+750 (S+850 Max PIK)	2.0%	1/28/30	15,271	15,271	15,271
Restoration Forest Products Group, LLC	(l)	Materials	S+1000 PIK (S+1000 Max PIK)	3.0%	5/5/28	25,911	25,255	25,296
Revlon Intermediate Holdings IV, LLC	(e)	Household & Personal Products	S+688	1.0%	5/2/28	14,925	14,953	14,807
Riddell, Inc.	(l)	Consumer Durables & Apparel	S+600, 0.0% PIK (3.0% Max PIK)	1.0%	3/29/29	11,711	11,488	11,550
Riddell, Inc.	(g)(l)	Consumer Durables & Apparel	S+600, 0.0% PIK (3.0% Max PIK)	1.0%	3/29/29	1,250	1,250	1,233
RunItOneTime, LLC	(e)(l)	Consumer Services	S+1150 PIK (S+1150 Max PIK)	2.0%	4/16/26	2,811	2,706	2,703
RunItOneTime, LLC	(e)(l)	Consumer Services	S+1150 PIK (S+1150 Max PIK)	2.0%	5/6/26	4,597	4,430	4,051
RunItOneTime, LLC	(e)(l)	Consumer Services	S+1250 PIK (S+1250 Max PIK)	2.0%	4/16/26	224	217	198
Salt Creek Aggregator HoldCo, LLC	(e)(l)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26	22,029	22,071	21,561
Shepherd Intermediate, LLC	(l)	Commercial & Professional Services	S+725	1.0%	7/10/30	12,500	12,283	12,391
Shepherd Intermediate, LLC	(g)(l)	Commercial & Professional Services	S+725	1.0%	7/10/30	4,166	4,166	4,130
SuperRego, LLC	(l)	Consumer Services	15.0% PIK (15.0% Max PIK)		3/30/30	32,616	32,131	32,738
TCFIII Owl Finance LLC	(l)	Capital Goods	12.0% PIK (12.0% Max PIK)		1/30/27	68,653	68,318	61,273
Titan Purchaser, Inc.	(e)	Materials	S+600	1.0%	3/1/30	14,765	14,715	14,870
Travelpro Group Holdings, Inc.	(l)	Consumer Durables & Apparel	S+800	3.0%	10/24/28	41,119	40,424	37,264
TruGreen, LP	(e)	Commercial & Professional Services	S+400	0.8%	11/2/27	13,654	13,057	13,433
United Gaming LLC	(e)(i)(l)(p)	Consumer Services	S+900	0.0%	11/30/26	45,456	45,322	43,296
United Gaming LLC	(g)(i)(l)(p)	Consumer Services	S+900	1.0%	11/30/26	118	118	112
United Site Services, Inc.	(e)	Commercial & Professional Services	S+625	0.5%	4/30/30	5,000	5,097	5,048
WildBrain Ltd.	(l)	Media & Entertainment	S+600	1.0%	7/23/29	32,282	31,722	32,040
WildBrain Ltd.	(g)(l)	Media & Entertainment	S+600	1.0%	7/23/29	2,024	2,024	2,009
WMK, LLC	(l)	Consumer Discretionary Distribution & Retail	S+650	3.0%	1/25/28	17,969	17,600	17,362
WMK, LLC	(g)(l)	Consumer Discretionary Distribution & Retail	S+650	3.0%	1/25/28	1,333	1,333	1,288

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Wok Holdings, Inc.		Consumer Services	S+625	0.0%	9/3/29	$22,262	$21,448	$17,420
Total Senior Secured Loans—First Lien							1,518,653	1,467,369
Unfunded Commitments							(63,370)	(63,370)
Net Senior Secured Loans—First Lien							1,455,283	1,403,999

Senior Secured Loans—Second Lien—4.1%
MBS Services Holdings, LLC	(l)	Commercial & Professional Services	15.0% PIK (15.0% Max PIK)		9/20/30	35,729	34,919	29,094
Salt Creek Aggregator HoldCo, LLC	(e)(l)	Energy	7.5% PIK (7.5% Max PIK)		7/12/27	23,872	18,836	19,605
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)(p)	Energy	7.5% PIK (7.5% Max PIK)		7/12/27	3,762	1,996	2,539
TruGreen, LP	(e)	Commercial & Professional Services	S+850	0.8%	11/2/28	10,000	9,896	9,058
Total Senior Secured Loans—Second Lien							65,647	60,296

Senior Secured Bonds—4.7%
Grass Valley Canada ULC	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	€2,579	838	1,264
Grass Valley Dutch Acquisition B.V.	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	597	194	292
Grass Valley Dutch Holdco B.V.	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	285	93	140
Guitar Center, Inc.	(n)(o)	Consumer Discretionary Distribution & Retail	8.5%, 2.5% PIK (2.5% Max PIK)		1/15/29	$38,850	31,420	33,023
Guitar Center, Inc.	(i)(l)(n)(p)	Consumer Discretionary Distribution & Retail	11.0% PIK (11.0% Max PIK)		8/19/32	10,130	—	—
Medicine Man Technologies, Inc., Convertible Note	(i)(l)(p)	Pharmaceuticals, Biotechnology & Life Sciences	15.0% PIK (15.0% Max PIK)		12/3/26	17,116	16,623	8,917
Universal Entertainment Corp.	(n)(o)	Consumer Durables & Apparel	9.9%		8/1/29	25,375	25,173	25,213
Total Senior Secured Bonds							74,341	68,849

Unsecured Debt—2.0%
Pioneer Midco, LLC	(l)	Consumer Services	11.6% PIK (11.6% Max PIK)		11/18/30	27,903	27,912	28,182
Total Unsecured Debt							27,912	28,182

Asset Based Finance—2.8%
Bridge Street CLO I Ltd., Subordinated Notes	(l)(m)(n)(s)	Financial Services	18.0%		7/20/37	28,200	21,566	18,164
Bridge Street CLO I Ltd., Tranche D Notes	(m)(n)(s)	Financial Services	S+705		7/20/37	3,500	3,500	3,514

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Bridge Street CLO II Ltd., Subordinated Notes	(l)(m)(n)(s)	Financial Services	17.7%		7/20/34	$28,560	$22,611	$19,300
Total Asset Based Finance							47,677	40,978

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—10.7%
Chinos Holdings, Inc., Warrants	(i)	Consumer Discretionary Distribution & Retail			412,738	1,447	516
Drive Assurance Corp., Common Equity	(i)(l)	Insurance			18,760	19	1,318
Drive Assurance Corp., Preferred Stock	(l)	Insurance	10.0% PIK (10.0% Max PIK)		1,281	1,281	1,281
MASSiv Brands, LLC, Common Equity	(i)(k)(l)	Consumer Durables & Apparel			345,455	82	941
MBS Services Holdings, LLC, A-3 Units	(i)(k)(l)	Commercial & Professional Services			522,382	522	—
Mitel Networks Ltd., Common Equity	(e)(i)(l)	Technology Hardware & Equipment			13,210	—	—
Monitronics International, LLC, Common Equity	(e)(i)(s)	Commercial & Professional Services			997,489	13,517	12,967
Mountaineer Ultimate Holdings, LLC, Common Equity	(e)(i)(l)(s)	Consumer Discretionary Distribution & Retail			13,788,310	—	—
Mountaineer Ultimate Holdings, LLC, Preferred Equity	(e)(i)(l)(s)	Consumer Discretionary Distribution & Retail			13,788,310	7,584	7,437
Nelson Global Products, Inc., Common Equity	(i)(l)	Automobiles & Components			43,998	1,231	75
Nelson Global Products, Inc., Series A Preferred Stock	(i)(l)	Automobiles & Components			1,268	1,268	1,268
New Giving Acquisition, Inc., Common Equity	(l)(t)	Health Care Equipment & Services			205,227	—	26,567
New WPCC Parent, LLC, Common Equity	(e)(i)(l)(q)(s)	Health Care Equipment & Services			427,863	11	—
New WPCC Parent, LLC, Preferred Equity	(e)(l)(q)(s)	Health Care Equipment & Services	13.0% PIK (13.0% Max PIK)		5,229	4,205	4,678
Penn Foster Inc., Preferred Equity, 11/17/27	(e)(l)	Consumer Services	S+975 PIK (S+975 Max PIK)	1.0%	71,849	71,261	64,126
Recovery Solutions Parent, LLC, Common Equity	(i)(l)(s)	Health Care Equipment & Services			839,847	18,897	19,367
Riddell, Inc., Preferred Equity, 10/01/29	(l)	Consumer Durables & Apparel	10.0% PIK (10.0% Max PIK)		7,247	7,145	7,736
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(k)(l)(p)	Energy	5.0% PIK (5.0% Max PIK)		27,398	2,449	890
SCM Topco, LLC, Series C Common Equity	(i)(k)(l)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(k)(l)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(l)	Consumer Staples Distribution & Retail			7	3	—
Selecta Group B.V., Warrants	(h)(i)(l)	Consumer Staples Distribution & Retail			98	2	—
SPDR S&P 500 ETF Trust, Put Option, 10/31/25, Strike: $580	(i)	Financial Services			3	2,537	204
SPDR S&P 500 ETF Trust, Put Option, 10/31/25, Strike: $585	(i)	Financial Services			7	5,042	570

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
SPDR S&P 500 ETF Trust, Put Option, 10/31/25, Strike: $592	(i)	Financial Services			4	$2,348	$362
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(l)	Consumer Services			139,285	56	4,610
Total Equity/Other						140,907	154,913
TOTAL INVESTMENTS—120.8%						$1,811,767	1,757,217
Cash and Cash Equivalents and Foreign Currency—26.7%	(f)						388,611
Credit Facilities Payable—(19.6%)							(285,000)
Term Preferred Shares, at Liquidation Value, Net—(27.4%)							(398,546)
Other Liabilities in Excess of Assets—(0.5%)	(j)						(7,495)
NET ASSETS—100.0%							$1,454,787
_________________
€ – Euro.
£ – British Pound.

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Periodic Payment Frequency	Expiration Date	Notional Amount	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EFFR	3.3%	Semi-Annual	5/16/29	$50,000	$134	$—	$134
Total						$134	$—	$134

Options Written
Description	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
SPDR S&P 500 ETF Trust	Put Option	$547	10/31/25	(2,750)	$(1,488)	$(118)
SPDR S&P 500 ETF Trust	Put Option	$555	10/31/25	(6,700)	(3,022)	(328)
SPDR S&P 500 ETF Trust	Put Option	$560	10/31/25	(3,850)	(1,321)	(205)
Total					$(5,831)	$(651)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in FS Credit Opportunities Corp.’s, or the Fund’s, portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2025, the three-month Sterling Overnight Index Average, or SA was 3.97%, the Effective Federal Funds Rate, or EFFR, was 4.09%, and the one-month and three-month Term Secured Overnight Financing Rate, or Term SOFR, or S, was 4.13% and 3.98%, respectively. Term SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC which has been designated by the Fund’s Board of Directors as its valuation designee. The Fund’s current Valuation Policy complies with SEC Rule 2a-5, Good Faith Determinations of Fair Value, and addresses the valuation of investments, fair value hierarchy levels and other significant valuation-related procedures, reporting and recordkeeping.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

(e)	Security or portion thereof held by Blair Funding LLC, or Blair Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Includes $2,962 of a cash equivalent invested in the Allspring Government Money Market Fund with a 7-day yield of 4.1% as of September 30, 2025.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of interest rate swaps and options written.
(k)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(l)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(m)
Securities of collateralized loan obligations, or CLOs, where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment may be inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund. The stated rate on these securities may represent the annualized yield as of September 30, 2025.

(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $99,214, which represents approximately 6.82% of net assets as of September 30, 2025.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd., or BNP PBIL. Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of September 30, 2025, there were no securities rehypothecated by BNP PBIL. The Fund earned $32 of income from rehypothecated securities during the nine months ended September 30, 2025.

(p)	Security was on non-accrual status as of September 30, 2025.
(q)	Position or portion thereof unsettled as of September 30, 2025.
(r)	Portfolio company filed for bankruptcy protection on September 29, 2025. The Fund no longer has exposure to this portfolio company.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

(s)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2025, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of September 30, 2025:

Portfolio Company	Fair Value at December 31, 2024	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2025	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Monitronics International, LLC	$50,827	$—	$(8,027)	$(1)	$209	$43,008	$4,544	$—
Mountaineer Merger Corp.	—	2,099	—	—	—	2,099	15	5
Mountaineer Merger Corp.	—	2,527	—	—	—	2,527	17	15
New WPCC Parent, LLC	—	10,384	(116)	—	—	10,268	577	—
Recovery Solutions Parent, LLC	—	15,346	(75)	—	—	15,271	924	336
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	24,765	—	(740)	—	(5,861)	18,164	2,704	—
Bridge Street CLO I Ltd., Tranche D Notes	3,496	—	—	—	18	3,514	298	—
Bridge Street CLO II Ltd., Subordinated Notes	22,281	—	(1,312)	—	(1,669)	19,300	1,949	—
Equity/Other
Monitronics International, LLC	20,947	—	—	—	(7,980)	12,967	—	—
Mountaineer Ultimate Holdings, LLC, Common Equity	—	—	—	—	—	—	—	—
Mountaineer Ultimate Holdings, LLC, Preferred Equity	—	7,584	—	—	(147)	7,437	—	—
New Giving Acquisition, Inc, Common Equity(4)	50,609	—	—	—	(50,609)	—	—	—
New WPCC Parent, LLC, Common Equity	—	11	—	—	(11)	—	—	—
New WPCC Parent, LLC, Preferred Equity	—	4,205	—	—	473	4,678	171	95
Recovery Solutions Parent, LLC, Common Equity	—	18,897	—	—	470	19,367	—	—
Total	$172,925	$61,053	$(10,270)	$(1)	$(65,107)	$158,600	$11,199	$451
_________________
(1)Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.
(3)Interest income and PIK income presented for the full nine months ended September 30, 2025.
(4)The Fund was deemed to “control” the portfolio company during the nine months ended September 30, 2025. Transfers out have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of September 30, 2025 (in thousands, except share amounts)

(t)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2025, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of September 30, 2025:

Portfolio Company	Fair Value at December 31, 2024	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2025	Dividend Income, Net of Tax Adjustments(3)
Equity/Other
New Giving Acquisition, Inc, Common Equity(4)	$—	$—	$(20,466)	$20,466	$26,567	$26,567	$(829)
SCM EPIC, LLC, Common Equity	29,516	—	(39,670)	3,809	6,345	—	—
Total	$29,516	$—	$(60,136)	$24,275	$32,912	$26,567	$(829)
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Dividend income, net of tax adjustments presented for the full nine months ended September 30, 2025.
(4)The Fund was deemed to “control” the portfolio company during the nine months ended September 30, 2025. Transfers in have been presented at amortized cost and are deemed to have occurred at the beginning of the reporting period.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of September 30, 2025 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2024 and its unaudited consolidated financial statements contained in its semi-annual report for the six months ended June 30, 2025.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of September 30, 2025, the Fund held investments in six portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held an investment in one portfolio company of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (s) and (t) to the unaudited consolidated schedule of investments as of September 30, 2025 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2025, the Fund had twenty-one senior secured loan investments with aggregate unfunded commitments of $63,370. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2025:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$45,010	3%
Capital Goods	100,377	6%
Commercial & Professional Services	217,019	12%
Consumer Discretionary Distribution & Retail	74,644	4%
Consumer Durables & Apparel	148,180	8%
Consumer Services	339,063	19%
Energy	44,595	2%
Financial Services	88,244	5%
Food, Beverage & Tobacco	19,819	1%
Health Care Equipment & Services	207,874	12%
Household & Personal Products	14,807	1%
Insurance	12,809	1%
Materials	81,802	5%
Media & Entertainment	32,025	2%
Pharmaceuticals, Biotechnology & Life Sciences	62,375	4%
Real Estate Management & Development	36,386	2%
Software & Services	152,953	9%
Technology Hardware & Equipment	19,545	1%
Transportation	59,690	3%
Total	$1,757,217	100%
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of September 30, 2025, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$355,806	$1,048,193	$1,403,999
Senior Secured Loans—Second Lien	—	9,058	51,238	60,296
Senior Secured Bonds	—	58,236	10,613	68,849
Unsecured Debt	—	—	28,182	28,182
Asset Based Finance	—	3,514	37,464	40,978
Equity/Other	1,136	13,483	140,294	154,913
Total Investments	1,136	440,097	1,315,984	1,757,217
Interest Rate Swaps	—	134	—	134
Total Assets	$1,136	$440,231	$1,315,984	$1,757,351

Liability Description	Level 1	Level 2	Level 3	Total
Options Written	$—	$(651)	$—	$(651)
Total Liabilities	$—	$(651)	$—	$(651)
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2025:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Unsecured Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$944,451	$50,188	$95,060	$63,271	$47,046	$150,178	$1,350,194
Accretion of discount (amortization of premium)	5,158	119	(50)	194	—	119	5,540
Net realized gain (loss)	(7,136)	—	68,113	—	340	14,567	75,884
Net change in unrealized appreciation (depreciation)	9,134	(3,188)	(52,430)	2,249	(7,530)	(2,110)	(53,875)
Purchases	378,116	—	—	—	—	30,683	408,799
Paid-in-kind interest	15,919	4,119	169	4,713	—	6,992	31,912
Sales and repayments	(297,449)	—	(100,249)	(42,245)	(2,392)	(60,135)	(502,470)
Transfers into Level 3(1)	—	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—	—
Fair value at end of period	$1,048,193	$51,238	$10,613	$28,182	$37,464	$140,294	$1,315,984
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(6,800)	$(3,188)	$(1,885)	$152	$(7,530)	$(18,160)	$(37,411)
______________
(1)Transfers into and out of Level 3 are deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting year.